Supplemental Information on Oil and Gas Producing Activities (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Information on Oil and Gas Producing Activities (Unaudited)
Schedule of capitalized costs relating to oil and gas producing activities

	Year ended December 31
	2011	2012
	(In thousands)
Proved properties	$2,497,306	1,689,132
Unproved properties	834,255	1,243,237

	3,331,561	2,932,369
Accumulated depreciation and depletion	(586,444)	(158,210)

Net capitalized costs	$2,745,117	2,774,159

Schedule of costs incurred in certain oil and gas activities

	Year ended December 31
	2010	2011	2012
	(In thousands)
Acquisition costs
Proved property	$50,657	$105,405	$10,254
Unproved property	247,733	195,131	687,403
Development costs	224,297	433,053	690,517
Exploration costs	75,961	95,563	158,074

Total costs incurred	$598,648	$829,152	$1,546,248

Schedule of results of operations (including discontinued operations) for oil and gas producing activities

	Year ended December 31
	2010	2011	2012
	(In thousands)
Revenues	$206,462	391,994	390,378
Operating expenses:
Production expenses	80,097	136,635	185,505
Exploration expenses	24,794	9,876	15,339
Depreciation and depletion	124,341	164,011	181,664
Impairment	35,859	11,051	13,032

Results of operations before income tax expense (benefit)	(58,629)	70,421	(5,162)
Income tax (expense) benefit	6,449	(26,056)	2,008

Results of operations	$(52,180)	44,365	(3,154)

Schedule of proved developed and undeveloped reserves

	Natural gas (Bcf)	NGLS (MMBbl)	Oil and condensate (MMBbl)		Equivalents (Bcfe)
Proved developed and undeveloped reserves:
December 31, 2009	1,130	—	1		1,141
Revisions	38	35	1		253
Extensions, discoveries and other additions	1,248	69	8		1,712
Production	(45)	—	—	(a)	(47)
Purchase of reserves	172	—	—		172

December 31, 2010	2,543	104	10		3,231
(a)
Less than 1.0

	Natural gas (Bcf)	NGLS (MMBbl)	Oil and condensate (MMBbl)		Equivalents (Bcfe)
Revisions	(223)	2	7		(172)
Extensions, discoveries and other additions	1,644	57	—	(a)	1,982
Production	(84)	(1)	—	(a)	(89)
Purchase of reserves	52	2	—		66
Sale of reserves in place	(1)	—	—		(1)

December 31, 2011	3,931	164	17		5,017
Revisions	198	4	—	(a)	222
Extensions, discoveries and other additions	1,242	115	3		1,951
Production	(87)	— (a)	—	(a)	(87)
Sale of reserves in place	(1,590)	(80)	(17)		(2,174)

December 31, 2012	3,694	203	3		4,929

Schedule of proved developed and undeveloped reserves by fiscal year maturity

	Natural gas (Bcf)	NGLS (MMBbl)	Oil and condensate (MMBbl)	Equivalents (Bcfe)
Proved developed reserves:
December 31, 2010	400	9	1	457
December 31, 2011	718	19	2	844
December 31, 2012	828	36	1	1,047
Proved undeveloped reserves:
December 31, 2010	2,143	95	10	2,774
December 31, 2011	3,213	145	15	4,173
December 31, 2012	2,866	167	2	3,882

Schedule of standardized measure of discounted future net cash flows attributable to proved reserves

	Year ended December 31
	2010	2011	2012
	(In millions)
Future cash inflows	$13,114	20,046	12,151
Future production costs	(3,088)	(3,491)	(1,660)
Future development costs	(4,036)	(5,085)	(3,270)

Future net cash flows before income tax	5,990	11,470	7,221
Future income tax expense	(1,438)	(3,287)	(1,603)

Future net cash flows	4,552	8,183	5,618
10% annual discount for estimated timing of cash flows	(3,455)	(5,713)	(4,017)

Standardized measure of discounted future net cash flows	$1,097	2,470	1,601

Schedule of weighted average prices used to estimate the Company's total equivalent reserves

	Arkoma	Piceance	Appalachia
	(Per Mcfe)
December 31, 2010	$4.18	3.93	4.51
December 31, 2011	3.90	3.84	4.16
December 31, 2012	NA	NA	2.78

Schedule of changes in standardized measure of discounted future net cash flow

	Year ended December 31
	2010	2011	2012
	(In millions)
Sales of oil and gas, net of productions costs	$(126)	(255)	(147)
Net changes in prices and production costs	382	215	(1,631)
Development costs incurred during the period	81	247	296
Net changes in future development costs	(61)	(106)	(92)
Extensions, discoveries and other additions	695	1,684	813
Acquisitions	92	51	—
Divestitures	—	—	(1,277)
Revisions of previous quantity estimates	113	(182)	88
Accretion of discount	29	147	322
Net change in income taxes	(359)	(605)	653
Other changes	16	177	106

Net increase (decrease)	862	1,373	(869)
Beginning of year	235	1,097	2,470

End of year	$1,097	2,470	1,601